Fair value measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Foreign currency forwards	$ 71	$ 1,380
Total assets at fair value	141,177	96,122
Liabilities
Accrued earnout liability		(2,409)
Purchase price payable	(1,385)	(1,885)
Foreign currency forwards	(893)	(231)
Total liabilities at fair value	(2,278)	(4,525)
Money market funds
Assets
Cash equivalents	35,620	37,276
Time deposits
Assets
Cash equivalents	105,486	57,466
Level 1
Assets
Foreign currency forwards	0	0
Total assets at fair value	141,106	94,742
Liabilities
Accrued earnout liability		0
Purchase price payable	0	0
Foreign currency forwards	0	0
Total liabilities at fair value	0	0
Level 1 | Money market funds
Assets
Cash equivalents	35,620	37,276
Level 1 | Time deposits
Assets
Cash equivalents	105,486	57,466
Level 2
Assets
Foreign currency forwards	71	1,380
Total assets at fair value	71	1,380
Liabilities
Accrued earnout liability		0
Purchase price payable	0	0
Foreign currency forwards	(893)	(231)
Total liabilities at fair value	(893)	(231)
Level 2 | Money market funds
Assets
Cash equivalents	0	0
Level 2 | Time deposits
Assets
Cash equivalents	0	0
Level 3
Assets
Foreign currency forwards	0	0
Total assets at fair value	0	0
Liabilities
Accrued earnout liability		(2,409)
Purchase price payable	(1,385)	(1,885)
Foreign currency forwards	0	0
Total liabilities at fair value	(1,385)	(4,294)
Level 3 | Money market funds
Assets
Cash equivalents	0	0
Level 3 | Time deposits
Assets
Cash equivalents	$ 0	$ 0